SHARE CAPITAL - Share Capital Activity (Details) $ / shares in Units, $ in Thousands				2 Months Ended	12 Months Ended
	Oct. 12, 2021 USD ($) $ / shares shares	Jun. 08, 2021 USD ($) $ / shares shares	Jun. 08, 2021 $ / shares	Mar. 02, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares
Number of shares issued (repurchased)
Beginning balance (in shares) | shares				272,840,692	272,176,046	193,175,802
Bought deal offering (in shares) | shares					0	15,480,725
Debentures conversion (in shares) | shares					0	16,449,980
U.S. initial public offering and private placement (in shares) | shares					0	46,248,746
Normal Course Issuer Bid (NCIB) (in shares) | shares					677,666	0
Shares issued under DRIP (in shares) | shares					323,048	531,667
Stock-based compensation exercised (in shares) | shares					491,341	517,192
Preferred units exchanged (in shares) | shares					554,832	0
Shares repurchased and reserved for restricted share awards (in shares) | shares					(26,909)	(228,066)
Ending balance (in shares) | shares					272,840,692	272,176,046
Share capital
Equity at beginning of period				$ 2,124,618	$ 2,114,783
Bought deal offering						$ 161,842
Debentures conversion						206,798
U.S initial public offering and private placement						547,605
Normal course issuer bid (NCIB)					5,353
Shares issued under DRIP					3,995	5,674
Stock-based compensation					3,164	6,009
Preferred units exchanged					8,015
Shares repurchased and reserved for restricted share awards					(250)	(3,056)
Equity at end of period					2,124,618	2,114,783
Fair value reduction of embedded derivative upon conversion or redemption					$ (3,299)	(34,398)
Maximum shares available to be repurchased in NCIB (in shares) | shares					2,500,000
Weighted average share price of shares issued through DRIP (in dollars per share) | $ / shares					$ 12.37
Number of DSUs exercised (in shares) | shares					669,059
Number of share options exercised in share-based payment arrangement (in shares) | shares					8,334
Share price of shares repurchased and reserved for restricted shares (in dollars per share) | $ / shares					$ 9.29
Award vesting period					8 years
Share Repurchase
Share capital
Normal course issuer bid (NCIB)				$ 7,322
TSX
Number of shares issued (repurchased)
Normal Course Issuer Bid (NCIB) (in shares) | shares					338,100
TSX | Share Repurchase
Number of shares issued (repurchased)
Normal Course Issuer Bid (NCIB) (in shares) | shares				436,367
NYSE
Number of shares issued (repurchased)
Normal Course Issuer Bid (NCIB) (in shares) | shares					339,566,000
NYSE | Share Repurchase
Number of shares issued (repurchased)
Normal Course Issuer Bid (NCIB) (in shares) | shares				435,013
Conversion/redemption options
Share capital
Fair value reduction of embedded derivative upon conversion or redemption					$ 0	(34,398)
Bought Deal Offering
Number of shares issued (repurchased)
Bought deal offering (in shares) | shares		15,480,725
Share capital
Weighted average share price (in dollars per share) | (per share)		$ 10.77	$ 13.00
Gross proceeds from issuing shares		$ 166,694
Net proceeds from issuing shares		161,842
Share issue related cost		6,573
Deferred tax recoveries		$ 1,721
Debentures Conversion
Number of shares issued (repurchased)
Debentures conversion (in shares) | shares					16,449,980
Share capital
Debentures conversion					$ 206,798
Weighted average share price (in dollars per share) | $ / shares					$ 12.57
Debentures Conversion | Financial assets at fair value through profit or loss
Share capital
Aggregate principal amount of conversion or redemption					$ 172,400
Debentures Conversion | Financial assets at fair value through profit or loss | Conversion/redemption options
Share capital
Fair value reduction of embedded derivative upon conversion or redemption					34,398
Private Placement and Public Offering
Number of shares issued (repurchased)
U.S. initial public offering and private placement (in shares) | shares	46,248,746
Share capital
Gross proceeds from issuing shares	$ 570,328
Net proceeds from issuing shares	547,605
Deferred tax recoveries	7,452
Underwriters' fees	29,518
Other equity issuance costs	657
Transaction costs incurred	$ 1,085
Public Offering
Number of shares issued (repurchased)
U.S. initial public offering and private placement (in shares) | shares	41,400,000
Share capital
Weighted average share price (in dollars per share) | $ / shares	$ 12.40
Private Placement
Number of shares issued (repurchased)
U.S. initial public offering and private placement (in shares) | shares	4,848,746
Share capital
Weighted average share price (in dollars per share) | $ / shares	$ 11.75
Share capital
Share capital
Equity at beginning of period				$ 2,124,618	2,114,783	1,192,963
Bought deal offering					0	161,842
Debentures conversion					0	206,798
U.S initial public offering and private placement					0	547,605
Normal course issuer bid (NCIB)					(4,580)	0
Shares issued under DRIP					3,995	5,674
Stock-based compensation					2,655	2,957
Preferred units exchanged					8,015	0
Shares repurchased and reserved for restricted share awards					(250)	(3,056)
Equity at end of period					2,124,618	$ 2,114,783
Share capital | TSX
Share capital
Normal course issuer bid (NCIB)					4,580
Share capital | NYSE
Share capital
Normal course issuer bid (NCIB)					$ 773